Document and Entity Information	0 Months Ended
Feb. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 02, 2015
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Feb. 02, 2015
Document Effective Date	Feb. 02, 2015
Prospectus Date	Oct. 30, 2014
Angel Oak Flexible Income Fund | Class A
Risk/Return:
Trading Symbol	ANFLX
Angel Oak Flexible Income Fund | Institutional Class
Risk/Return:
Trading Symbol	ANFIX